Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash inflow from operations	$ 55,438	$ 26,398	$ 49,657
Interest received	26	39	17
Finance costs paid	(2,864)	(2,462)	(192)
Tax paid	(10,645)	(9,206)	(6,866)
Net cash inflow from operating activities	41,955	14,769	42,616
Cash flows used in investing activities
Acquisition of property, plant and equipment	(27,477)	(28,556)	(41,495)
Acquisition of exploration and evaluation assets	(3,835)	(1,837)	(2,596)
Proceeds from derivative financial instruments	0	178	0
Acquisition of Put options	(743)	(946)	(478)
Proceeds from call options	0	0	416
Acquisition of call options	0	0	(176)
Net cash used in investing activities	(32,055)	(31,161)	(44,329)
Cash flows from financing activities
Dividends paid	(12,302)	(11,099)	(8,906)
Payment of lease liabilities	(182)	(184)	(150)
Equity raise (net of transaction cost)	0	15,569	0
Proceeds from loans and borrowings	3,000	0	0
Amounts received	1,970	6,895	0
Repayment of gold loan	0	0	(3,698)
Proceeds from share options exercised	37	0	0
Net cash (used in) / from financing activities	(7,803)	3,931	(12,754)
Net increase / (decrease) in cash and cash equivalents	2,097	(12,461)	(14,467)
Effect of exchange rate fluctuations on cash and cash equivalents	267	(67)	(302)
Net cash and cash equivalents at the beginning of the year	(11,032)	1,496	16,265
Net cash and cash equivalents at the end of the year	(8,668)	(11,032)	1,496
Motapa [member]
Cash flows from financing activities
Repayments of loans and borrowings	0	(7,250)	0
Term loan [member]
Cash flows from financing activities
Repayments of loans and borrowings	$ (326)	$ 0	$ 0